Note 11 - Equity and Share-based Compensation - Stock Options, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 05, 2016
Shares outstanding, weighted-average remaining contractual term (Year)			9 years 186 days
Shares outstanding (in shares)		1,265,000	1,265,000
Shares outstanding, weighted-average exercise price (in dollars per share)		$ 1	$ 1
Shares exercisable (in shares)		331,665	331,665
Shares exercisable, weighted-average exercise price (in dollars per share)		$ 1	$ 1
Long Term Incentive and Equity Incentive Plans [Member]
Shares outstanding (in shares)	11,069,166		11,069,166
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 0.78		$ 0.78
Shares outstanding, weighted-average remaining contractual term (Year)				6 years 36 days
Shares outstanding, aggregate intrinsic value
Shares granted (in shares)	0			1,033,259
Shares granted, weighted-average exercise price (in dollars per share)
Shares exercised (in shares)	0		0	0
Shares exercised, weighted-average exercise price (in dollars per share)
Shares forfeited or expired (in shares)	(11,069,166)
Shares forfeited or expired, weighted-average exercise price (in dollars per share)	$ 0.78
Shares outstanding (in shares)				11,069,166
Shares outstanding, weighted-average exercise price (in dollars per share)				$ 0.78
Shares exercisable (in shares)
Shares exercisable, weighted-average exercise price (in dollars per share)
Shares exercisable, weighted-average remaining contractual term (Year)
Shares vested & expected to vest (in shares)
Shares vested & expected to vest, weighted-average exercise price (in dollars per share)
Shares vested & expected to vest, weighted-average remaining contractual term (Year)
The 2016 Omnibus Plan [Member]
Shares outstanding, weighted-average remaining contractual term (Year)	0 years	9 years 186 days
Shares outstanding, aggregate intrinsic value		$ 0	$ 0		$ 0
Shares granted (in shares)		1,370,000	1,370,000
Shares granted, weighted-average exercise price (in dollars per share)		$ 1
Shares exercised (in shares)			0
Shares exercised, weighted-average exercise price (in dollars per share)
Shares forfeited or expired (in shares)		(105,000)
Shares forfeited or expired, weighted-average exercise price (in dollars per share)
Shares outstanding (in shares)	0	1,265,000	1,265,000
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 0	$ 1	$ 1
Shares exercisable (in shares)		331,665	331,665
Shares exercisable, weighted-average exercise price (in dollars per share)		$ 1	$ 1
Shares exercisable, weighted-average remaining contractual term (Year)		9 years 186 days
Shares vested & expected to vest (in shares)		1,265,000	1,265,000
Shares vested & expected to vest, weighted-average exercise price (in dollars per share)		$ 1	$ 1
Shares vested & expected to vest, weighted-average remaining contractual term (Year)		9 years 186 days
Shares granted, weighted-average remaining contractual term (Year)		10 years